Report of Directors Corporate Governance - Non-executive directors' fees and benefits (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 GBP (£)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 GBP (£)	Dec. 31, 2023 USD ($)
Disclosure of transactions between related parties [line items]
Increase in directors fees	5.00%	5.00%
Total non-executive directors
Disclosure of transactions between related parties [line items]
Fees	£ 5,343,000	$ 6,828	£ 4,673,000	$ 5,972
Benefits	240,000	307	96,000	123
Total	£ 5,583,000	$ 7,135	4,769,000	$ 6,095
Tax rate	45.00%	45.00%
Geraldine Buckingham
Disclosure of transactions between related parties [line items]
Fees	£ 270,000		244,000
Benefits	3,000		5,000
Total	273,000		249,000
Rachel Duan
Disclosure of transactions between related parties [line items]
Fees	255,000		244,000
Benefits	3,000		0
Total	258,000		244,000
Dame Carolyn Fairbairn
Disclosure of transactions between related parties [line items]
Fees	292,000		279,000
Benefits	5,000		0
Total	297,000		279,000
James Forese
Disclosure of transactions between related parties [line items]
Fees	801,000		759,000
Benefits	4,000		1,000
Total	805,000		760,000
Fees paid for additional positions held	430,000		443,000
Ann Godbehere
Disclosure of transactions between related parties [line items]
Fees	389,000		68,000
Benefits	0		0
Total	389,000		68,000
Steven Guggenheimer
Disclosure of transactions between related parties [line items]
Fees	259,000		264,000
Benefits	4,000		1,000
Total	263,000		265,000
José Antonio Meade Kuribreña
Disclosure of transactions between related parties [line items]
Fees	253,000		244,000
Benefits	7,000		4,000
Total	260,000		248,000
Kalpana Morparia
Disclosure of transactions between related parties [line items]
Fees	248,000		170,000
Benefits	1,000		0
Total	249,000		170,000
Eileen Murray
Disclosure of transactions between related parties [line items]
Fees	331,000		290,000
Benefits	0		3,000
Total	331,000		293,000
Brendan Nelson
Disclosure of transactions between related parties [line items]
Fees	329,000		81,000
Benefits	38,000		12,000
Total	367,000		93,000
David Nish
Disclosure of transactions between related parties [line items]
Fees	159,000		479,000
Benefits	30,000		19,000
Total	189,000		498,000
Swee Lian Teo
Disclosure of transactions between related parties [line items]
Fees	256,000		51,000
Benefits	0		0
Total	256,000		51,000
Sir Mark Tucker
Disclosure of transactions between related parties [line items]
Fees	1,500,000		1,500,000
Benefits	145,000		51,000
Total	£ 1,645,000		£ 1,551,000